Fixed Assets, Net (Tables)	12 Months Ended
Dec. 31, 2019
FIXED ASSETS, NET [Abstract]
Fixed Assets, Net
	As of December 31,
	2018	2019
Computer equipment (including servers)	$280,157	$281,081
Leasehold improvements	12,207	13,011
Office furniture	1,914	2,482
Vehicles	362	356
Fixed assets, gross	294,640	296,930
Less: Accumulated depreciation	(147,145)	(186,924)
Fixed assets, net	$147,495	$110,006